Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,243	$ 6,243
Accumulated Amortization	(4,749)	(4,240)
Net Carrying Amount	1,494	2,003
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,706	5,706
Accumulated Amortization	(4,212)	(3,717)
Net Carrying Amount	1,494	1,989
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	537	537
Accumulated Amortization	(537)	(523)
Net Carrying Amount	$ 0	$ 14